Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 673.1	$ 680.9	$ 469.6
Current State and Local Tax Expense (Benefit)	21.5	12.8	12.7
Deferred Federal Income Tax Expense (Benefit)	(145.9)	(149.4)	(66.3)
Deferred State and Local Income Tax Expense (Benefit)	(6.1)	(3.5)	(2.5)
Total income tax provision	$ 542.6	$ 540.8	$ 413.5